Events Occurring After the Reporting Date (Details Narrative)		1 Months Ended
	Oct. 09, 2019 USD ($) $ / shares	Dec. 31, 2019 NZD ($) $ / shares	Dec. 20, 2019	Nov. 30, 2019 USD ($) $ / shares	Oct. 31, 2019 NZD ($)	Oct. 31, 2019 USD ($)	Aug. 31, 2019 NZD ($) $ / shares shares	Aug. 31, 2019 USD ($) shares	Nov. 30, 2019 NZD ($) shares	Nov. 30, 2019 USD ($) $ / shares shares	Nov. 21, 2019 USD ($)	Aug. 31, 2019 USD ($) $ / shares shares	Feb. 05, 2019 $ / shares
Disclosure of non-adjusting events after reporting period [line items]
Bid price of ordinary shares, per share | $ / shares													$ 1.00
Events occurring after reporting date [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares							28,571,431					28,571,431
Share price per share | $ / shares							$ 0.07
Number of warrants to purchase ordinary shares | shares							28,571,431					28,571,431
Number of shares issued, value							$ 3,100,000
Warrants expiration period							5 years 6 months	5 years 6 months
Reverse stock split, description			Reverse stock split of our Ordinary Shares, pursuant to which every 100 Ordinary Shares outstanding as of the effective time of the reverse stock split were combined into one Ordinary Share.
Minimum price per shares required, description			The Nasdaq requirement for a US $1.00 minimum share price.
Events occurring after reporting date [Member] | St. George Investments [Member]
Disclosure of non-adjusting events after reporting period [line items]
Debt instruments issued, convertible note		$ 75,300,000							$ 12,100,000
Reduced Principle value of convertible debt		$ 1,690,000
Events occurring after reporting date [Member] | Certain Designees [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares							2,285,714					2,285,714
Warrants expiration period							5 years 6 months	5 years 6 months
Warrants exercise price per share | $ / shares							$ 0.0875
Events occurring after reporting date [Member] | Certain Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase ordinary shares | shares							18,550,000					18,550,000
Share expiration, description							Share that expire in October 2021, June 2023 and July 2025.	Share that expire in October 2021, June 2023 and July 2025.
Events occurring after reporting date [Member] | Suppliers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of ordinary shares exchange for cancellation | shares							57,142,857	57,142,857
Value of ordinary shares exchange for cancellation							$ 6,200,000
Events occurring after reporting date [Member] | Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase ordinary shares, value					$ 3,200,000
Discount and expenses					$ 2,120,000
Rights to exchange warrant, percentage					5.00%	5.00%
Debt interest rate									20.00%	20.00%
Debt maturity				November 12, 2021
Prepaying premium, percentage				25.00%
Debt instruments issued, convertible note									$ 4,800,000
Convertible debt note									$ 5,000,000
Conversion price per share, description				The note outstanding balance is convertible into ordinary shares from May 13, 2020, at a conversion price of $US 0.04 per share. From May 13, 2020, the holder can request the company redeem any portion of the note, up to a maximum of $US0.4m per month.
Events occurring after reporting date [Member] | Holder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase ordinary shares | shares									63,400,000	63,400,000
Warrants expiry date				Nov. 30, 2021
Events occurring after reporting date [Member] | US [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued, value												$ 2,000,000
Warrants exercise price per share | $ / shares												$ 0.07
Events occurring after reporting date [Member] | US [Member] | St. George Investments [Member]
Disclosure of non-adjusting events after reporting period [line items]
Conversion price per ordinary share | $ / shares				$ 0.028
Reduced Principle value of convertible debt										$ 340,000
Events occurring after reporting date [Member] | US [Member] | St. George Investments [Member] | Bottom of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Conversion price per ordinary share | $ / shares		$ 0.020
Events occurring after reporting date [Member] | US [Member] | St. George Investments [Member] | Top of Range [Member]
Disclosure of non-adjusting events after reporting period [line items]
Conversion price per ordinary share | $ / shares		$ 0.025
Events occurring after reporting date [Member] | US [Member] | Certain Investors [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercise price per share | $ / shares							$ 0.10
Events occurring after reporting date [Member] | US [Member] | Holder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Warrants exercise price per share | $ / shares										$ 0.05
Events occurring after reporting date [Member] | US [Member] | Suppliers [Member]
Disclosure of non-adjusting events after reporting period [line items]
Share price per share | $ / shares												$ 0.07
Value of ordinary shares exchange for cancellation								$ 4,000,000
Events occurring after reporting date [Member] | US [Member] | Private Placement [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of warrants to purchase ordinary shares, value						$ 2,000,000
Conversion price per ordinary share | $ / shares				$ 0.04
Debt instruments issued, convertible note										$ 3,000,000
Convertible debt note										$ 3,170,000
Cash consideration				$ 3,000,000
Events occurring after reporting date [Member] | US [Member] | Holder [Member]
Disclosure of non-adjusting events after reporting period [line items]
Promissory notes outstanding	$ 106,100										$ 2,510,000
Debt interest rate	20.00%
Debt maturity	October 4, 2021
Prepaying premium, percentage	25.00%
Conversion price per ordinary share | $ / shares	$ 0.05